Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 9,315	€ 10,668
Deferred tax assets available for offset	(4,221)	(5,833)
Deferred tax liabilities	5,094	4,835
Deferred tax assets before offsetting (net of accumulated write-down provisions)	8,790	8,546
Deferred tax liabilities available for offset	(4,221)	(5,833)
Deferred tax assets	€ 4,569	€ 2,713